Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Trade and other payables	2,335	1,086
Accrued liabilities	10,363	3,978
Due to related parties	1,394	449
	14,092	5,513